Other (Income) Expense - Schedule of Other (Income) Expense (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Loss on sale of property and equipment	CAD 0.2	CAD 1.5
Realized gain on available-for-sale equity securities	(9.6)
Other	(0.6)	(1.3)
Total other (income) expense	CAD (10.0)	CAD 0.2